Share Based Compensation (Details)					12 Months Ended
	Aug. 30, 2024 shares	Feb. 02, 2023 EUR (€) shares	Feb. 02, 2023 $ / shares	Oct. 26, 2022 shares	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2025 USD ($) shares	Sep. 16, 2025 shares	Apr. 09, 2025 shares
Share Based Compensation [Line Items]
Shareholder fair market value				10.00%
Exercisable term				10 years
Granted term				5 years
Granted percentage				10.00%
Vesting term					4 years	4 years
Share based compensation expense (in Euro) | €					€ 110,000
Accelerate vesting awarded shares	500
Surrender awarded shares	2,500
Outstanding shares award							8,150
Number of shares award vested							7,650
Service-Based Vesting of Shares							500
Share based compensation expense (in Euro) | €					791,000
Ordinary shares par value (in Dollars per share) | $ / shares						$ 0.5
Grante date fare value per share (in Dollars) | €					€ 90,377
Shares issued for settlements					35,850	35,850
Restricted stock unit related compensation expense (in Euro) | €					€ 3,770,000
Fair value of external legal advisor (in Euro) | €					96,000
Accrued share based compensation (in Euro) | €					€ 98,000
Shares granted to employees					151,111	151,111
Vest over service period					4 years	4 years
Estimated fair value of RSUs (in Dollars per share) | $ / shares						$ 1.91
Equity award aggregate value (in Euro) | €					€ 15,000
Percentage of time based vesting					50.00%	50.00%
Percentage of performance condition tied					50.00%	50.00%
Fair value of estimated share price (in Dollars per share) | $ / shares						$ 18.7
Estimated fair value amount (in Dollars) | $						$ 6,200,000
Share based compensation expense (in Euro) | €					€ 855,000
Share based compensation related to operating expenses (in Euro) | €					4,507,000
Exercisable per share (in Dollars per share) | $ / shares			$ 2
Valuation options totaling (in Euro) | €		€ 639,000
Vested portion of share option (in Euro) | €					€ 163,000		€ 170,000	€ 162,000
Dividend yield					0.00%	0.00%
Year One [Member]
Share Based Compensation [Line Items]
Number of award vesting period					16,166	16,166
Year Two [Member]
Share Based Compensation [Line Items]
Number of award vesting period					15,667	15,667
Year Three [Member]
Share Based Compensation [Line Items]
Number of award vesting period					2,334	2,334
Class B Ordinary Shares [Member]
Share Based Compensation [Line Items]
Issued ordinary shares					1,650				1,650
Granted share awards								1,050
Granted shares							10,650
Equity Incentive Plan [Member]
Share Based Compensation [Line Items]
Authorizing shares				200,000
Issued ordinary shares										9,000,000	4,000,000
Shares available for future issuance					1,444,447	1,444,447
Bottom of range [member]
Share Based Compensation [Line Items]
Fair market percent				100.00%
Top of range [member]
Share Based Compensation [Line Items]
Fair market percent				110.00%
RSUs [Member]
Share Based Compensation [Line Items]
Equity instruments vested					32,350	32,350
RSUs [Member] | Class B Ordinary Shares [Member]
Share Based Compensation [Line Items]
Granted share awards					64,666	64,666
RSUs [Member] | Top of range [member]
Share Based Compensation [Line Items]
Grante date fare value per share (in Dollars) | $									$ 251.2
Termination Agreement [Member] | Class B Ordinary Shares [Member]
Share Based Compensation [Line Items]
Granted shares	3,000
RSUs [Member] | Bottom of range [member]
Share Based Compensation [Line Items]
Grante date fare value per share (in Dollars) | $									$ 59.5
Share option [Member]
Share Based Compensation [Line Items]
Purchase of options and cancelled		500
Dividend yield					0.00%	0.00%
Share option [Member] | Class B Ordinary Shares [Member]
Share Based Compensation [Line Items]
Granted options to purchase		2,500